Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000078064 | NVIDIA Corp9245421
Holdings [Line Items]
Percent of Total Investments	4.80%
C000078064 | Apple Inc9244918
Holdings [Line Items]
Percent of Total Investments	4.00%
C000078064 | Microsoft Corp9245362
Holdings [Line Items]
Percent of Total Investments	3.50%
C000078064 | Alphabet Inc9244878
Holdings [Line Items]
Percent of Total Investments	2.90%
C000078064 | Amazon.com Inc9244886
Holdings [Line Items]
Percent of Total Investments	2.20%
C000078064 | Johnson & Johnson9245283
Holdings [Line Items]
Percent of Total Investments	1.90%
C000078064 | Meta Platforms Inc9245350
Holdings [Line Items]
Percent of Total Investments	1.90%
C000078064 | Alphabet Inc9244881
Holdings [Line Items]
Percent of Total Investments	1.80%
C000078064 | Visa Inc9245641
Holdings [Line Items]
Percent of Total Investments	1.40%
C000078064 | Citigroup Inc9245011
Holdings [Line Items]
Percent of Total Investments	1.30%
C000078064 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078064 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078064 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078064 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078064 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078064 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078064 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000078064 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000078064 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000078064 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000078064 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000078064 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000078064 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000147400 | NVIDIA Corp9245421
Holdings [Line Items]
Percent of Total Investments	4.80%
C000147400 | Apple Inc9244918
Holdings [Line Items]
Percent of Total Investments	4.00%
C000147400 | Microsoft Corp9245362
Holdings [Line Items]
Percent of Total Investments	3.50%
C000147400 | Alphabet Inc9244878
Holdings [Line Items]
Percent of Total Investments	2.90%
C000147400 | Amazon.com Inc9244886
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147400 | Johnson & Johnson9245283
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147400 | Meta Platforms Inc9245350
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147400 | Alphabet Inc9244881
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147400 | Visa Inc9245641
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147400 | Citigroup Inc9245011
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147400 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147400 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147400 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147400 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147400 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147400 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147400 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000147400 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000147400 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000147400 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000147400 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000147400 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000147400 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000018198 | AT&T Inc9238205
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018198 | Citigroup Inc9238283
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018198 | Comcast Corp9238294
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018198 | Kroger Co/The9238504
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018198 | General Motors Co9238422
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018198 | Exxon Mobil Corp9238382
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018198 | Valero Energy Corp9238780
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018198 | Pfizer Inc9238652
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018198 | Bank of New York Mellon Corp/The9238217
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018198 | Bank of America Corp9238214
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018198 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018198 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018198 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018198 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018198 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018198 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018198 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000018198 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000018198 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000018198 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018198 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000018198 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000018198 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000018197 | AT&T Inc9238205
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018197 | Citigroup Inc9238283
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018197 | Comcast Corp9238294
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018197 | Kroger Co/The9238504
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018197 | General Motors Co9238422
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018197 | Exxon Mobil Corp9238382
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018197 | Valero Energy Corp9238780
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018197 | Pfizer Inc9238652
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018197 | Bank of New York Mellon Corp/The9238217
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018197 | Bank of America Corp9238214
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018197 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018197 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018197 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018197 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018197 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018197 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018197 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000018197 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000018197 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000018197 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018197 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000018197 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000018197 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000147390 | AT&T Inc9238205
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147390 | Citigroup Inc9238283
Holdings [Line Items]
Percent of Total Investments	2.90%
C000147390 | Comcast Corp9238294
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147390 | Kroger Co/The9238504
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147390 | General Motors Co9238422
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147390 | Exxon Mobil Corp9238382
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147390 | Valero Energy Corp9238780
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147390 | Pfizer Inc9238652
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147390 | Bank of New York Mellon Corp/The9238217
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147390 | Bank of America Corp9238214
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147390 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147390 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147390 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147390 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147390 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147390 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000147390 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000147390 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000147390 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000147390 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000147390 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000147390 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000147390 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000018193 | NVIDIA Corp9237216
Holdings [Line Items]
Percent of Total Investments	9.70%
C000018193 | Microsoft Corp9237143
Holdings [Line Items]
Percent of Total Investments	7.10%
C000018193 | Apple Inc9236761
Holdings [Line Items]
Percent of Total Investments	6.80%
C000018193 | Alphabet Inc9236734
Holdings [Line Items]
Percent of Total Investments	5.10%
C000018193 | Amazon.com Inc9236743
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018193 | Meta Platforms Inc9237132
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018193 | Broadcom Inc9236814
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018193 | United States Treasury Bill9236707
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018193 | Alphabet Inc9236737
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018193 | Mastercard Inc9237116
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018193 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018193 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018193 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018193 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018193 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018193 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018193 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018193 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000018193 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000018193 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018193 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000018193 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000018193 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018193 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018192 | NVIDIA Corp9237216
Holdings [Line Items]
Percent of Total Investments	9.70%
C000018192 | Microsoft Corp9237143
Holdings [Line Items]
Percent of Total Investments	7.10%
C000018192 | Apple Inc9236761
Holdings [Line Items]
Percent of Total Investments	6.80%
C000018192 | Alphabet Inc9236734
Holdings [Line Items]
Percent of Total Investments	5.10%
C000018192 | Amazon.com Inc9236743
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018192 | Meta Platforms Inc9237132
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018192 | Broadcom Inc9236814
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018192 | United States Treasury Bill9236707
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018192 | Alphabet Inc9236737
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018192 | Mastercard Inc9237116
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018192 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018192 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018192 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018192 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018192 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018192 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018192 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018192 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000018192 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000018192 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018192 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000018192 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000018192 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018192 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147387 | NVIDIA Corp9237216
Holdings [Line Items]
Percent of Total Investments	9.70%
C000147387 | Microsoft Corp9237143
Holdings [Line Items]
Percent of Total Investments	7.10%
C000147387 | Apple Inc9236761
Holdings [Line Items]
Percent of Total Investments	6.80%
C000147387 | Alphabet Inc9236734
Holdings [Line Items]
Percent of Total Investments	5.10%
C000147387 | Amazon.com Inc9236743
Holdings [Line Items]
Percent of Total Investments	3.80%
C000147387 | Meta Platforms Inc9237132
Holdings [Line Items]
Percent of Total Investments	2.90%
C000147387 | Broadcom Inc9236814
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147387 | United States Treasury Bill9236707
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147387 | Alphabet Inc9236737
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147387 | Mastercard Inc9237116
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147387 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147387 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147387 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147387 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147387 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000147387 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147387 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000147387 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000147387 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000147387 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147387 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000147387 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000147387 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147387 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198269 | NVIDIA Corp9255392
Holdings [Line Items]
Percent of Total Investments	6.70%
C000198269 | Apple Inc9256516
Holdings [Line Items]
Percent of Total Investments	6.00%
C000198269 | Microsoft Corp9255237
Holdings [Line Items]
Percent of Total Investments	4.50%
C000198269 | Amazon.com Inc9256434
Holdings [Line Items]
Percent of Total Investments	3.30%
C000198269 | Alphabet Inc9256426
Holdings [Line Items]
Percent of Total Investments	2.70%
C000198269 | Broadcom Inc9256709
Holdings [Line Items]
Percent of Total Investments	2.30%
C000198269 | Alphabet Inc9256429
Holdings [Line Items]
Percent of Total Investments	2.20%
C000198269 | Meta Platforms Inc9255215
Holdings [Line Items]
Percent of Total Investments	2.00%
C000198269 | Tesla Inc9255969
Holdings [Line Items]
Percent of Total Investments	1.70%
C000198269 | Berkshire Hathaway Inc9256641
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198269 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198269 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198269 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198269 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198269 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198269 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198269 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000198269 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000198269 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000198269 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000198269 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000198269 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000198269 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000018201 | Microsoft Corp9241045
Holdings [Line Items]
Percent of Total Investments	4.30%
C000018201 | Apple Inc9241403
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018201 | NVIDIA Corp9241098
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018201 | Alphabet Inc9241360
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018201 | Johnson & Johnson9241697
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018201 | Alphabet Inc9241363
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018201 | Amazon.com Inc9241369
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018201 | Meta Platforms Inc9241037
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018201 | Moody's Corp9241058
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018201 | Broadcom Inc9241796
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018201 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018201 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018201 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018201 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018201 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018201 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018201 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018201 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000018201 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000018201 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000018201 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000018201 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000018201 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000147392 | Microsoft Corp9241045
Holdings [Line Items]
Percent of Total Investments	4.30%
C000147392 | Apple Inc9241403
Holdings [Line Items]
Percent of Total Investments	3.80%
C000147392 | NVIDIA Corp9241098
Holdings [Line Items]
Percent of Total Investments	3.20%
C000147392 | Alphabet Inc9241360
Holdings [Line Items]
Percent of Total Investments	3.20%
C000147392 | Johnson & Johnson9241697
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147392 | Alphabet Inc9241363
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147392 | Amazon.com Inc9241369
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147392 | Meta Platforms Inc9241037
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147392 | Moody's Corp9241058
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147392 | Broadcom Inc9241796
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147392 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147392 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147392 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147392 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147392 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147392 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147392 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000147392 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000147392 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000147392 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000147392 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000147392 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000147392 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000051280 | NVIDIA Corp9237610
Holdings [Line Items]
Percent of Total Investments	7.40%
C000051280 | Apple Inc9236764
Holdings [Line Items]
Percent of Total Investments	6.50%
C000051280 | Microsoft Corp9237536
Holdings [Line Items]
Percent of Total Investments	4.80%
C000051280 | Amazon.com Inc9236717
Holdings [Line Items]
Percent of Total Investments	3.60%
C000051280 | Alphabet Inc9236706
Holdings [Line Items]
Percent of Total Investments	2.90%
C000051280 | Broadcom Inc9236852
Holdings [Line Items]
Percent of Total Investments	2.60%
C000051280 | Alphabet Inc9236709
Holdings [Line Items]
Percent of Total Investments	2.40%
C000051280 | Meta Platforms Inc9237521
Holdings [Line Items]
Percent of Total Investments	2.20%
C000051280 | Tesla Inc9237891
Holdings [Line Items]
Percent of Total Investments	1.80%
C000051280 | Berkshire Hathaway Inc9236828
Holdings [Line Items]
Percent of Total Investments	1.50%
C000051280 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051280 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000051280 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051280 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051280 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000051280 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000051280 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000051280 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000051280 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000051280 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000051280 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000051280 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000051280 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000051282 | NVIDIA Corp9237610
Holdings [Line Items]
Percent of Total Investments	7.40%
C000051282 | Apple Inc9236764
Holdings [Line Items]
Percent of Total Investments	6.50%
C000051282 | Microsoft Corp9237536
Holdings [Line Items]
Percent of Total Investments	4.80%
C000051282 | Amazon.com Inc9236717
Holdings [Line Items]
Percent of Total Investments	3.60%
C000051282 | Alphabet Inc9236706
Holdings [Line Items]
Percent of Total Investments	2.90%
C000051282 | Broadcom Inc9236852
Holdings [Line Items]
Percent of Total Investments	2.60%
C000051282 | Alphabet Inc9236709
Holdings [Line Items]
Percent of Total Investments	2.40%
C000051282 | Meta Platforms Inc9237521
Holdings [Line Items]
Percent of Total Investments	2.20%
C000051282 | Tesla Inc9237891
Holdings [Line Items]
Percent of Total Investments	1.80%
C000051282 | Berkshire Hathaway Inc9236828
Holdings [Line Items]
Percent of Total Investments	1.50%
C000051282 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051282 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000051282 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051282 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051282 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000051282 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000051282 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000051282 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000051282 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000051282 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000051282 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000051282 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000051282 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000078067 | Viavi Solutions Inc9247372
Holdings [Line Items]
Percent of Total Investments	1.40%
C000078067 | Bridgebio Pharma Inc9245792
Holdings [Line Items]
Percent of Total Investments	1.10%
C000078067 | TTM Technologies Inc9247295
Holdings [Line Items]
Percent of Total Investments	1.10%
C000078067 | Jackson Financial Inc9246474
Holdings [Line Items]
Percent of Total Investments	1.00%
C000078067 | CNO Financial Group Inc9245946
Holdings [Line Items]
Percent of Total Investments	1.00%
C000078067 | Clear Secure Inc9245938
Holdings [Line Items]
Percent of Total Investments	0.90%
C000078067 | Urban Outfitters Inc9247333
Holdings [Line Items]
Percent of Total Investments	0.80%
C000078067 | Commercial Metals Co9245974
Holdings [Line Items]
Percent of Total Investments	0.80%
C000078067 | Photronics Inc9246909
Holdings [Line Items]
Percent of Total Investments	0.80%
C000078067 | Abercrombie & Fitch Co9245546
Holdings [Line Items]
Percent of Total Investments	0.70%
C000078067 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078067 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000078067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078067 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078067 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000078067 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000078067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000078067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000078067 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000078067 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078067 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078067 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147401 | Viavi Solutions Inc9247372
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147401 | Bridgebio Pharma Inc9245792
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147401 | TTM Technologies Inc9247295
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147401 | Jackson Financial Inc9246474
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147401 | CNO Financial Group Inc9245946
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147401 | Clear Secure Inc9245938
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147401 | Urban Outfitters Inc9247333
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147401 | Commercial Metals Co9245974
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147401 | Photronics Inc9246909
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147401 | Abercrombie & Fitch Co9245546
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147401 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147401 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147401 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147401 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000147401 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147401 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000147401 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147401 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000147401 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147401 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000147401 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000147401 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000147401 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000147401 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147401 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147401 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018195 | Jackson Financial Inc9238065
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018195 | Commercial Metals Co9237710
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018195 | Photronics Inc9238336
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018195 | Abercrombie & Fitch Co9237434
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018195 | Columbia Banking System Inc9237707
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018195 | Old National Bancorp/IN9238259
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018195 | Zions Bancorp NA9237410
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018195 | Associated Banc-Corp9237520
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018195 | Visteon Corp9238628
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018195 | Alkermes PLC9237468
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018195 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018195 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018195 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018195 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018195 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018195 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018195 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018195 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000018195 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018195 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000018195 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000018195 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000018195 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018195 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018195 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018194 | Jackson Financial Inc9238065
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018194 | Commercial Metals Co9237710
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018194 | Photronics Inc9238336
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018194 | Abercrombie & Fitch Co9237434
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018194 | Columbia Banking System Inc9237707
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018194 | Old National Bancorp/IN9238259
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018194 | Zions Bancorp NA9237410
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018194 | Associated Banc-Corp9237520
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018194 | Visteon Corp9238628
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018194 | Alkermes PLC9237468
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018194 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018194 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018194 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018194 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018194 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018194 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018194 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018194 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000018194 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018194 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000018194 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000018194 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000018194 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018194 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018194 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147388 | Jackson Financial Inc9238065
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147388 | Commercial Metals Co9237710
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147388 | Photronics Inc9238336
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147388 | Abercrombie & Fitch Co9237434
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147388 | Columbia Banking System Inc9237707
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147388 | Old National Bancorp/IN9238259
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147388 | Zions Bancorp NA9237410
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147388 | Associated Banc-Corp9237520
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147388 | Visteon Corp9238628
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147388 | Alkermes PLC9237468
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147388 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147388 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147388 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000147388 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000147388 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147388 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000147388 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147388 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000147388 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147388 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000147388 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000147388 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000147388 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000147388 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147388 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018191 | Bridgebio Pharma Inc9239501
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018191 | RBC Bearings Inc9239956
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018191 | Viavi Solutions Inc9240075
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018191 | FirstCash Holdings Inc9239672
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018191 | TTM Technologies Inc9240037
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018191 | Nextpower Inc9239844
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018191 | Sterling Infrastructure Inc9240002
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018191 | ExlService Holdings Inc9239651
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018191 | Argan Inc9239451
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018191 | Keysight Technologies Inc9239756
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018191 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018191 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018191 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018191 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018191 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018191 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018191 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000018191 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018191 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000018191 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000018191 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000018191 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000018190 | Bridgebio Pharma Inc9239501
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018190 | RBC Bearings Inc9239956
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018190 | Viavi Solutions Inc9240075
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018190 | FirstCash Holdings Inc9239672
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018190 | TTM Technologies Inc9240037
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018190 | Nextpower Inc9239844
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018190 | Sterling Infrastructure Inc9240002
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018190 | ExlService Holdings Inc9239651
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018190 | Argan Inc9239451
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018190 | Keysight Technologies Inc9239756
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018190 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018190 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018190 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018190 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018190 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018190 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018190 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000018190 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018190 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000018190 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000018190 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000018190 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000147386 | Bridgebio Pharma Inc9239501
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147386 | RBC Bearings Inc9239956
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147386 | Viavi Solutions Inc9240075
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147386 | FirstCash Holdings Inc9239672
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147386 | TTM Technologies Inc9240037
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147386 | Nextpower Inc9239844
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147386 | Sterling Infrastructure Inc9240002
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147386 | ExlService Holdings Inc9239651
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147386 | Argan Inc9239451
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147386 | Keysight Technologies Inc9239756
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147386 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147386 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147386 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000147386 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147386 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147386 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147386 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000147386 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147386 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000147386 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000147386 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000147386 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000018202 | Jackson Financial Inc9242790
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018202 | Commercial Metals Co9242233
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018202 | Keysight Technologies Inc9242821
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018202 | Photronics Inc9243124
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018202 | Astec Industries Inc9241975
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018202 | RBC Bearings Inc9243174
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018202 | Old National Bancorp/IN9243056
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018202 | CNO Financial Group Inc9242212
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018202 | Columbia Banking System Inc9242230
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018202 | Molina Healthcare Inc9242964
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018202 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018202 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018202 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018202 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018202 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018202 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018202 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000018202 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018202 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000018202 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000018202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000018202 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000018202 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018202 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147393 | Jackson Financial Inc9242790
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147393 | Commercial Metals Co9242233
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147393 | Keysight Technologies Inc9242821
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147393 | Photronics Inc9243124
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147393 | Astec Industries Inc9241975
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147393 | RBC Bearings Inc9243174
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147393 | Old National Bancorp/IN9243056
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147393 | CNO Financial Group Inc9242212
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147393 | Columbia Banking System Inc9242230
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147393 | Molina Healthcare Inc9242964
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147393 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147393 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147393 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147393 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000147393 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147393 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000147393 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147393 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000147393 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147393 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000147393 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000147393 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000147393 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000147393 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147393 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018199 | Keysight Technologies Inc9240623
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018199 | Howmet Aerospace Inc9240570
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018199 | Hartford Insurance Group Inc/The9240545
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018199 | Valero Energy Corp9240920
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018199 | Edison International9240411
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018199 | Rockwell Automation Inc9240812
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018199 | TechnipFMC PLC9240876
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018199 | Marathon Petroleum Corp9240675
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018199 | Cheniere Energy Inc9240300
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018199 | VICI Properties Inc9240932
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018199 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018199 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018199 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018199 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018199 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018199 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000018199 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018199 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000018199 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018199 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000018199 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000018199 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018199 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000018199 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018199 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030067 | Keysight Technologies Inc9240623
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030067 | Howmet Aerospace Inc9240570
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030067 | Hartford Insurance Group Inc/The9240545
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030067 | Valero Energy Corp9240920
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030067 | Edison International9240411
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030067 | Rockwell Automation Inc9240812
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030067 | TechnipFMC PLC9240876
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030067 | Marathon Petroleum Corp9240675
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030067 | Cheniere Energy Inc9240300
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030067 | VICI Properties Inc9240932
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030067 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030067 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030067 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030067 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000030067 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000030067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030067 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030067 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030067 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147391 | Keysight Technologies Inc9240623
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147391 | Howmet Aerospace Inc9240570
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147391 | Hartford Insurance Group Inc/The9240545
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147391 | Valero Energy Corp9240920
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147391 | Edison International9240411
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147391 | Rockwell Automation Inc9240812
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147391 | TechnipFMC PLC9240876
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147391 | Marathon Petroleum Corp9240675
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147391 | Cheniere Energy Inc9240300
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147391 | VICI Properties Inc9240932
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147391 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147391 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147391 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000147391 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147391 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000147391 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000147391 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147391 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000147391 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147391 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000147391 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000147391 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000147391 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000147391 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147391 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018203 | Verizon Communications Inc9242402
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018203 | Bristol-Myers Squibb Co9241921
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018203 | Johnson & Johnson9242136
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018203 | AT&T Inc9241881
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018203 | Cisco Systems Inc9241957
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018203 | Altria Group Inc9241849
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018203 | Exxon Mobil Corp9242042
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018203 | Merck & Co Inc9242202
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018203 | Gilead Sciences Inc9242079
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018203 | Apple Inc9241865
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018203 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018203 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018203 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018203 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018203 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018203 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018203 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000018203 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018203 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000018203 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018203 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018203 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000018203 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000147394 | Verizon Communications Inc9242402
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147394 | Bristol-Myers Squibb Co9241921
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147394 | Johnson & Johnson9242136
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147394 | AT&T Inc9241881
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147394 | Cisco Systems Inc9241957
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147394 | Altria Group Inc9241849
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147394 | Exxon Mobil Corp9242042
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147394 | Merck & Co Inc9242202
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147394 | Gilead Sciences Inc9242079
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147394 | Apple Inc9241865
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147394 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147394 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147394 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147394 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147394 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147394 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147394 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000147394 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000147394 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000147394 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000147394 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000147394 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000147394 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000030063 | Johnson & Johnson9243049
Holdings [Line Items]
Percent of Total Investments	2.20%
C000030063 | Cisco Systems Inc9242948
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030063 | Novartis AG9242154
Holdings [Line Items]
Percent of Total Investments	1.90%
C000030063 | Koninklijke Ahold Delhaize NV9242807
Holdings [Line Items]
Percent of Total Investments	1.80%
C000030063 | McKesson Corp9243071
Holdings [Line Items]
Percent of Total Investments	1.70%
C000030063 | AT&T Inc9242894
Holdings [Line Items]
Percent of Total Investments	1.70%
C000030063 | Apple Inc9242885
Holdings [Line Items]
Percent of Total Investments	1.60%
C000030063 | Colgate-Palmolive Co9242962
Holdings [Line Items]
Percent of Total Investments	1.50%
C000030063 | Altria Group Inc9242864
Holdings [Line Items]
Percent of Total Investments	1.50%
C000030063 | Motorola Solutions Inc9243079
Holdings [Line Items]
Percent of Total Investments	1.50%
C000030063 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030063 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030063 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030063 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030063 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030063 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030063 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030063 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030063 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030063 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030063 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000030063 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000036887 | Johnson & Johnson9243049
Holdings [Line Items]
Percent of Total Investments	2.20%
C000036887 | Cisco Systems Inc9242948
Holdings [Line Items]
Percent of Total Investments	2.00%
C000036887 | Novartis AG9242154
Holdings [Line Items]
Percent of Total Investments	1.90%
C000036887 | Koninklijke Ahold Delhaize NV9242807
Holdings [Line Items]
Percent of Total Investments	1.80%
C000036887 | McKesson Corp9243071
Holdings [Line Items]
Percent of Total Investments	1.70%
C000036887 | AT&T Inc9242894
Holdings [Line Items]
Percent of Total Investments	1.70%
C000036887 | Apple Inc9242885
Holdings [Line Items]
Percent of Total Investments	1.60%
C000036887 | Colgate-Palmolive Co9242962
Holdings [Line Items]
Percent of Total Investments	1.50%
C000036887 | Altria Group Inc9242864
Holdings [Line Items]
Percent of Total Investments	1.50%
C000036887 | Motorola Solutions Inc9243079
Holdings [Line Items]
Percent of Total Investments	1.50%
C000036887 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000036887 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000036887 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000036887 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000036887 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000036887 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000036887 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000036887 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000036887 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000036887 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000036887 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000036887 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000147396 | Johnson & Johnson9243049
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147396 | Cisco Systems Inc9242948
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147396 | Novartis AG9242154
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147396 | Koninklijke Ahold Delhaize NV9242807
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147396 | McKesson Corp9243071
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147396 | AT&T Inc9242894
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147396 | Apple Inc9242885
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147396 | Colgate-Palmolive Co9242962
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147396 | Altria Group Inc9242864
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147396 | Motorola Solutions Inc9243079
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147396 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147396 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147396 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147396 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147396 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147396 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147396 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147396 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147396 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000147396 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000147396 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000147396 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000047774 | Cisco Systems Inc9242642
Holdings [Line Items]
Percent of Total Investments	2.50%
C000047774 | Johnson & Johnson9242795
Holdings [Line Items]
Percent of Total Investments	2.30%
C000047774 | AT&T Inc9242564
Holdings [Line Items]
Percent of Total Investments	2.20%
C000047774 | Verizon Communications Inc9242982
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047774 | Apple Inc9242549
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047774 | Walmart Inc9242992
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047774 | Adobe Inc9242502
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047774 | Microsoft Corp9242836
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047774 | Motorola Solutions Inc9242841
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047774 | Altria Group Inc9242528
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047774 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047774 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000047774 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047774 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047774 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000047774 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047774 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000047774 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000047774 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000047774 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000047774 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000047774 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000047774 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000147398 | Cisco Systems Inc9242642
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147398 | Johnson & Johnson9242795
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147398 | AT&T Inc9242564
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147398 | Verizon Communications Inc9242982
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147398 | Apple Inc9242549
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147398 | Walmart Inc9242992
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147398 | Adobe Inc9242502
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147398 | Microsoft Corp9242836
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147398 | Motorola Solutions Inc9242841
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147398 | Altria Group Inc9242528
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147398 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147398 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147398 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147398 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147398 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147398 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147398 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000147398 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000147398 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000147398 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000147398 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000147398 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000147398 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000171910 | Novartis AG9258343
Holdings [Line Items]
Percent of Total Investments	2.20%
C000171910 | Koninklijke Ahold Delhaize NV9258832
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171910 | Engie SA9258510
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171910 | GSK PLC9258564
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171910 | Astellas Pharma Inc9258981
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171910 | Orange SA9258525
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171910 | Imperial Brands PLC9258576
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171910 | Deutsche Telekom AG9258392
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171910 | Tesco PLC9258616
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171910 | Canon Inc9258990
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171910 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171910 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171910 | France
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171910 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171910 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171910 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000171910 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171910 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000171910 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171910 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171910 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171910 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000171911 | Novartis AG9258343
Holdings [Line Items]
Percent of Total Investments	2.20%
C000171911 | Koninklijke Ahold Delhaize NV9258832
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171911 | Engie SA9258510
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171911 | GSK PLC9258564
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171911 | Astellas Pharma Inc9258981
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171911 | Orange SA9258525
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171911 | Imperial Brands PLC9258576
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171911 | Deutsche Telekom AG9258392
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171911 | Tesco PLC9258616
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171911 | Canon Inc9258990
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171911 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171911 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171911 | France
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171911 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171911 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171911 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000171911 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171911 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000171911 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171911 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171911 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171911 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018189 | Welltower Inc9242026
Holdings [Line Items]
Percent of Total Investments	8.50%
C000018189 | Equinix Inc9241904
Holdings [Line Items]
Percent of Total Investments	7.40%
C000018189 | Prologis Inc9241983
Holdings [Line Items]
Percent of Total Investments	6.50%
C000018189 | Digital Realty Trust Inc9241895
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018189 | American Tower Corp9241866
Holdings [Line Items]
Percent of Total Investments	4.60%
C000018189 | Ventas Inc9242017
Holdings [Line Items]
Percent of Total Investments	4.10%
C000018189 | Crown Castle Inc9241886
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018189 | Extra Space Storage Inc9241916
Holdings [Line Items]
Percent of Total Investments	2.80%
C000018189 | Brixmor Property Group Inc9241871
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018189 | Public Storage9241986
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018189 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018189 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000036883 | Welltower Inc9242026
Holdings [Line Items]
Percent of Total Investments	8.50%
C000036883 | Equinix Inc9241904
Holdings [Line Items]
Percent of Total Investments	7.40%
C000036883 | Prologis Inc9241983
Holdings [Line Items]
Percent of Total Investments	6.50%
C000036883 | Digital Realty Trust Inc9241895
Holdings [Line Items]
Percent of Total Investments	4.80%
C000036883 | American Tower Corp9241866
Holdings [Line Items]
Percent of Total Investments	4.60%
C000036883 | Ventas Inc9242017
Holdings [Line Items]
Percent of Total Investments	4.10%
C000036883 | Crown Castle Inc9241886
Holdings [Line Items]
Percent of Total Investments	3.60%
C000036883 | Extra Space Storage Inc9241916
Holdings [Line Items]
Percent of Total Investments	2.80%
C000036883 | Brixmor Property Group Inc9241871
Holdings [Line Items]
Percent of Total Investments	2.70%
C000036883 | Public Storage9241986
Holdings [Line Items]
Percent of Total Investments	2.70%
C000036883 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000036883 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000147385 | Welltower Inc9242026
Holdings [Line Items]
Percent of Total Investments	8.50%
C000147385 | Equinix Inc9241904
Holdings [Line Items]
Percent of Total Investments	7.40%
C000147385 | Prologis Inc9241983
Holdings [Line Items]
Percent of Total Investments	6.50%
C000147385 | Digital Realty Trust Inc9241895
Holdings [Line Items]
Percent of Total Investments	4.80%
C000147385 | American Tower Corp9241866
Holdings [Line Items]
Percent of Total Investments	4.60%
C000147385 | Ventas Inc9242017
Holdings [Line Items]
Percent of Total Investments	4.10%
C000147385 | Crown Castle Inc9241886
Holdings [Line Items]
Percent of Total Investments	3.60%
C000147385 | Extra Space Storage Inc9241916
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147385 | Brixmor Property Group Inc9241871
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147385 | Public Storage9241986
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147385 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147385 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000018187 | U.S. Treasury Notes9241002
Holdings [Line Items]
Percent of Total Investments	4.40%
C000018187 | U.S. Treasury Notes9258277
Holdings [Line Items]
Percent of Total Investments	2.80%
C000018187 | U.S. Treasury Notes9241005
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018187 | U.S. Treasury Bonds9241028
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018187 | U.S. Treasury Bonds9241020
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018187 | U.S. Treasury Notes9241008
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018187 | U.S. Treasury Notes9240992
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018187 | FNMA9257571
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018187 | U.S. Treasury Bills9256831
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018187 | U.S. Treasury Notes9240995
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018187 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000018187 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018187 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018187 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018187 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000018187 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018187 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018187 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018187 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018187 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018187 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018187 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018187 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000018186 | U.S. Treasury Notes9241002
Holdings [Line Items]
Percent of Total Investments	4.40%
C000018186 | U.S. Treasury Notes9258277
Holdings [Line Items]
Percent of Total Investments	2.80%
C000018186 | U.S. Treasury Notes9241005
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018186 | U.S. Treasury Bonds9241028
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018186 | U.S. Treasury Bonds9241020
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018186 | U.S. Treasury Notes9241008
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018186 | U.S. Treasury Notes9240992
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018186 | FNMA9257571
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018186 | U.S. Treasury Bills9256831
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018186 | U.S. Treasury Notes9240995
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018186 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000018186 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018186 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018186 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018186 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018186 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018186 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018186 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018186 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018186 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018186 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018186 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018186 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018186 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000018186 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018186 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018186 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018186 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018186 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018186 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018186 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018186 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000147384 | U.S. Treasury Notes9241002
Holdings [Line Items]
Percent of Total Investments	4.40%
C000147384 | U.S. Treasury Notes9258277
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147384 | U.S. Treasury Notes9241005
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147384 | U.S. Treasury Bonds9241028
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147384 | U.S. Treasury Bonds9241020
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147384 | U.S. Treasury Notes9241008
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147384 | U.S. Treasury Notes9240992
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147384 | FNMA9257571
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147384 | U.S. Treasury Bills9256831
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147384 | U.S. Treasury Notes9240995
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147384 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000147384 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147384 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147384 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147384 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147384 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147384 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000147384 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147384 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147384 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000147384 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147384 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147384 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147384 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147384 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147384 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147384 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000147384 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000018196 | NRG Energy9239316
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018196 | 1261229 BC9241581
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018196 | Radiology Partners9239444
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | Zayo Group Holdings9240702
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | CCO Holdings9237866
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | Benefit Street Partners CLO V-B9240185
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | Voya CLO9240348
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | Cornerstone Chemical9238148
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | Rithm Capital9239493
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | TCP Whitney CLO9240320
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018196 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018196 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018196 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018196 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018196 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000018196 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018196 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000018196 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000018196 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000018196 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000018196 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018196 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018196 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018196 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018196 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018196 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000018196 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018196 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018196 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000036884 | NRG Energy9239316
Holdings [Line Items]
Percent of Total Investments	0.60%
C000036884 | 1261229 BC9241581
Holdings [Line Items]
Percent of Total Investments	0.60%
C000036884 | Radiology Partners9239444
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | Zayo Group Holdings9240702
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | CCO Holdings9237866
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | Benefit Street Partners CLO V-B9240185
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | Voya CLO9240348
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | Cornerstone Chemical9238148
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | Rithm Capital9239493
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | TCP Whitney CLO9240320
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036884 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000036884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000036884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000036884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000036884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000036884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000036884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000036884 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000036884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000036884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000036884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000036884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000036884 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000036884 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036884 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000036884 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000036884 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036884 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000036884 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147389 | NRG Energy9239316
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147389 | 1261229 BC9241581
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147389 | Radiology Partners9239444
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | Zayo Group Holdings9240702
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | CCO Holdings9237866
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | Benefit Street Partners CLO V-B9240185
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | Voya CLO9240348
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | Cornerstone Chemical9238148
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | Rithm Capital9239493
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | TCP Whitney CLO9240320
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147389 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147389 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147389 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000147389 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147389 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000147389 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147389 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000147389 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000147389 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000147389 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000147389 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000147389 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000147389 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147389 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147389 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000147389 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000147389 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147389 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147389 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167937 | Goldman Sachs & Co.9255865
Holdings [Line Items]
Percent of Total Investments	12.90%
C000167937 | TD Securities9255869
Holdings [Line Items]
Percent of Total Investments	10.40%
C000167937 | Bank of America Securities9255861
Holdings [Line Items]
Percent of Total Investments	9.20%
C000167937 | Chesham Finance9256037
Holdings [Line Items]
Percent of Total Investments	4.00%
C000167937 | Landesbank Baden-Wurttemberg9256110
Holdings [Line Items]
Percent of Total Investments	3.90%
C000167937 | Korea Development Bank9256264
Holdings [Line Items]
Percent of Total Investments	1.50%
C000167937 | Concord Minutemen Capital9256047
Holdings [Line Items]
Percent of Total Investments	1.00%
C000167937 | Aquitaine Funding9256008
Holdings [Line Items]
Percent of Total Investments	1.00%
C000167937 | Royal Bank of Canada9256081
Holdings [Line Items]
Percent of Total Investments	0.90%
C000167937 | Nutrien9256166
Holdings [Line Items]
Percent of Total Investments	0.90%
C000167937 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000167937 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000167937 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000167937 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000167938 | Goldman Sachs & Co.9255865
Holdings [Line Items]
Percent of Total Investments	12.90%
C000167938 | TD Securities9255869
Holdings [Line Items]
Percent of Total Investments	10.40%
C000167938 | Bank of America Securities9255861
Holdings [Line Items]
Percent of Total Investments	9.20%
C000167938 | Chesham Finance9256037
Holdings [Line Items]
Percent of Total Investments	4.00%
C000167938 | Landesbank Baden-Wurttemberg9256110
Holdings [Line Items]
Percent of Total Investments	3.90%
C000167938 | Korea Development Bank9256264
Holdings [Line Items]
Percent of Total Investments	1.50%
C000167938 | Concord Minutemen Capital9256047
Holdings [Line Items]
Percent of Total Investments	1.00%
C000167938 | Aquitaine Funding9256008
Holdings [Line Items]
Percent of Total Investments	1.00%
C000167938 | Royal Bank of Canada9256081
Holdings [Line Items]
Percent of Total Investments	0.90%
C000167938 | Nutrien9256166
Holdings [Line Items]
Percent of Total Investments	0.90%
C000167938 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000167938 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000167938 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000167938 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000167939 | Iowa State, Finance Authority, Disaster Area Economic Development9256082
Holdings [Line Items]
Percent of Total Investments	3.70%
C000167939 | Lucie County9256138
Holdings [Line Items]
Percent of Total Investments	3.50%
C000167939 | Lincoln, Electric System Revenue9256222
Holdings [Line Items]
Percent of Total Investments	2.50%
C000167939 | Colorado State, Health Facilities Authority9256034
Holdings [Line Items]
Percent of Total Investments	2.20%
C000167939 | Kansas City, Special Obligation9256091
Holdings [Line Items]
Percent of Total Investments	2.00%
C000167939 | Illinois State, Finance Authority9256068
Holdings [Line Items]
Percent of Total Investments	2.00%
C000167939 | South Carolina State, Public Service Authority9255957
Holdings [Line Items]
Percent of Total Investments	1.90%
C000167939 | Tender Option Bond Trust Receipts9255976
Holdings [Line Items]
Percent of Total Investments	1.90%
C000167939 | South Dakota State, Housing Development Authority9255963
Holdings [Line Items]
Percent of Total Investments	1.90%
C000167939 | Pittsburgh & Allegheny County, Sports & Exhibition Authority9256129
Holdings [Line Items]
Percent of Total Investments	1.80%
C000167939 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000167939 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000167940 | Iowa State, Finance Authority, Disaster Area Economic Development9256082
Holdings [Line Items]
Percent of Total Investments	3.70%
C000167940 | Lucie County9256138
Holdings [Line Items]
Percent of Total Investments	3.50%
C000167940 | Lincoln, Electric System Revenue9256222
Holdings [Line Items]
Percent of Total Investments	2.50%
C000167940 | Colorado State, Health Facilities Authority9256034
Holdings [Line Items]
Percent of Total Investments	2.20%
C000167940 | Kansas City, Special Obligation9256091
Holdings [Line Items]
Percent of Total Investments	2.00%
C000167940 | Illinois State, Finance Authority9256068
Holdings [Line Items]
Percent of Total Investments	2.00%
C000167940 | South Carolina State, Public Service Authority9255957
Holdings [Line Items]
Percent of Total Investments	1.90%
C000167940 | Tender Option Bond Trust Receipts9255976
Holdings [Line Items]
Percent of Total Investments	1.90%
C000167940 | South Dakota State, Housing Development Authority9255963
Holdings [Line Items]
Percent of Total Investments	1.90%
C000167940 | Pittsburgh & Allegheny County, Sports & Exhibition Authority9256129
Holdings [Line Items]
Percent of Total Investments	1.80%
C000167940 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000167940 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000036881 | U.S. Treasury Inflation Protected Securities9260954
Holdings [Line Items]
Percent of Total Investments	6.80%
C000036881 | U.S. Treasury Inflation Protected Securities9260957
Holdings [Line Items]
Percent of Total Investments	6.70%
C000036881 | U.S. Treasury Inflation Protected Securities9260960
Holdings [Line Items]
Percent of Total Investments	6.40%
C000036881 | U.S. Treasury Inflation Protected Securities9260962
Holdings [Line Items]
Percent of Total Investments	6.20%
C000036881 | U.S. Treasury Inflation Protected Securities9261006
Holdings [Line Items]
Percent of Total Investments	6.20%
C000036881 | U.S. Treasury Inflation Protected Securities9260996
Holdings [Line Items]
Percent of Total Investments	6.00%
C000036881 | U.S. Treasury Inflation Protected Securities9260981
Holdings [Line Items]
Percent of Total Investments	5.80%
C000036881 | U.S. Treasury Inflation Protected Securities9260999
Holdings [Line Items]
Percent of Total Investments	5.80%
C000036881 | U.S. Treasury Inflation Protected Securities9260978
Holdings [Line Items]
Percent of Total Investments	5.70%
C000036881 | U.S. Treasury Inflation Protected Securities9260965
Holdings [Line Items]
Percent of Total Investments	5.60%
C000036881 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000036881 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000147397 | U.S. Treasury Inflation Protected Securities9260954
Holdings [Line Items]
Percent of Total Investments	6.80%
C000147397 | U.S. Treasury Inflation Protected Securities9260957
Holdings [Line Items]
Percent of Total Investments	6.70%
C000147397 | U.S. Treasury Inflation Protected Securities9260960
Holdings [Line Items]
Percent of Total Investments	6.40%
C000147397 | U.S. Treasury Inflation Protected Securities9260962
Holdings [Line Items]
Percent of Total Investments	6.20%
C000147397 | U.S. Treasury Inflation Protected Securities9261006
Holdings [Line Items]
Percent of Total Investments	6.20%
C000147397 | U.S. Treasury Inflation Protected Securities9260996
Holdings [Line Items]
Percent of Total Investments	6.00%
C000147397 | U.S. Treasury Inflation Protected Securities9260981
Holdings [Line Items]
Percent of Total Investments	5.80%
C000147397 | U.S. Treasury Inflation Protected Securities9260999
Holdings [Line Items]
Percent of Total Investments	5.80%
C000147397 | U.S. Treasury Inflation Protected Securities9260978
Holdings [Line Items]
Percent of Total Investments	5.70%
C000147397 | U.S. Treasury Inflation Protected Securities9260965
Holdings [Line Items]
Percent of Total Investments	5.60%
C000147397 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000147397 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000158774 | Microsoft Corp9252295
Holdings [Line Items]
Percent of Total Investments	9.60%
C000158774 | NVIDIA Corp9257643
Holdings [Line Items]
Percent of Total Investments	5.40%
C000158774 | Apple Inc9256809
Holdings [Line Items]
Percent of Total Investments	4.80%
C000158774 | Amazon.com Inc9256769
Holdings [Line Items]
Percent of Total Investments	2.60%
C000158774 | Alphabet Inc9256760
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158774 | Broadcom Inc9256902
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158774 | Alphabet Inc9256763
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158774 | Meta Platforms Inc9257548
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158774 | RECV RECV OIS 4.35 11/02/20319256733
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158774 | Tesla Inc9257908
Holdings [Line Items]
Percent of Total Investments	1.30%
C000158774 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000158774 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158774 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158774 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158774 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158774 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158774 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158774 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000158774 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000158774 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158774 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000158774 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158774 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000158774 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158774 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158774 | Written Swaption
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000158774 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158774 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158775 | Microsoft Corp9252295
Holdings [Line Items]
Percent of Total Investments	9.60%
C000158775 | NVIDIA Corp9257643
Holdings [Line Items]
Percent of Total Investments	5.40%
C000158775 | Apple Inc9256809
Holdings [Line Items]
Percent of Total Investments	4.80%
C000158775 | Amazon.com Inc9256769
Holdings [Line Items]
Percent of Total Investments	2.60%
C000158775 | Alphabet Inc9256760
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158775 | Broadcom Inc9256902
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158775 | Alphabet Inc9256763
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158775 | Meta Platforms Inc9257548
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158775 | RECV RECV OIS 4.35 11/02/20319256733
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158775 | Tesla Inc9257908
Holdings [Line Items]
Percent of Total Investments	1.30%
C000158775 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000158775 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158775 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158775 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158775 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158775 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158775 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158775 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000158775 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000158775 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158775 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000158775 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158775 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000158775 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158775 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158775 | Written Swaption
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000158775 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158775 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000085250 | Merger Fund9261018
Holdings [Line Items]
Percent of Total Investments	18.30%
C000085250 | Long Ridge Energy9261381
Holdings [Line Items]
Percent of Total Investments	1.60%
C000085250 | Wynn Las Vegas9261437
Holdings [Line Items]
Percent of Total Investments	1.00%
C000085250 | Vail Resorts Inc9261249
Holdings [Line Items]
Percent of Total Investments	1.00%
C000085250 | Churchill Downs Inc9261157
Holdings [Line Items]
Percent of Total Investments	1.00%
C000085250 | Century Aluminum Co9261124
Holdings [Line Items]
Percent of Total Investments	1.00%
C000085250 | Neptune Bidco US9261396
Holdings [Line Items]
Percent of Total Investments	1.00%
C000085250 | Hudbay Minerals Inc9261137
Holdings [Line Items]
Percent of Total Investments	1.00%
C000085250 | Alcoa Corp9261107
Holdings [Line Items]
Percent of Total Investments	0.90%
C000085250 | Carpenter Technology Corp9261122
Holdings [Line Items]
Percent of Total Investments	0.90%
C000085250 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000085250 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000085250 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000085250 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085250 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000085250 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085250 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000085250 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000085250 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000085250 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000085250 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000085250 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085250 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085250 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000085250 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085250 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000147402 | Merger Fund9261018
Holdings [Line Items]
Percent of Total Investments	18.30%
C000147402 | Long Ridge Energy9261381
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147402 | Wynn Las Vegas9261437
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147402 | Vail Resorts Inc9261249
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147402 | Churchill Downs Inc9261157
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147402 | Century Aluminum Co9261124
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147402 | Neptune Bidco US9261396
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147402 | Hudbay Minerals Inc9261137
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147402 | Alcoa Corp9261107
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147402 | Carpenter Technology Corp9261122
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147402 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000147402 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147402 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000147402 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147402 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147402 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000147402 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000147402 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147402 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000147402 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147402 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147402 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147402 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147402 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000147402 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147402 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000109624 | NVIDIA Corp9252195
Holdings [Line Items]
Percent of Total Investments	6.40%
C000109624 | Microsoft Corp9261658
Holdings [Line Items]
Percent of Total Investments	4.00%
C000109624 | U.S. Treasury Bills9252138
Holdings [Line Items]
Percent of Total Investments	2.80%
C000109624 | U.S. Treasury Bills9261603
Holdings [Line Items]
Percent of Total Investments	2.60%
C000109624 | U.S. Treasury Bills9261606
Holdings [Line Items]
Percent of Total Investments	2.60%
C000109624 | U.S. Treasury Inflation Protected Securities9261541
Holdings [Line Items]
Percent of Total Investments	2.40%
C000109624 | U.S. Treasury Inflation Protected Securities9261625
Holdings [Line Items]
Percent of Total Investments	2.20%
C000109624 | U.S. Treasury Inflation Protected Securities9261619
Holdings [Line Items]
Percent of Total Investments	2.10%
C000109624 | U.S. Treasury Inflation Protected Securities9261628
Holdings [Line Items]
Percent of Total Investments	2.10%
C000109624 | U.S. Treasury Inflation Protected Securities9261611
Holdings [Line Items]
Percent of Total Investments	2.00%
C000109624 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000109624 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109624 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000109624 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109624 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109624 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000109624 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109624 | Written Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109624 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109624 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109624 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000147403 | NVIDIA Corp9252195
Holdings [Line Items]
Percent of Total Investments	6.40%
C000147403 | Microsoft Corp9261658
Holdings [Line Items]
Percent of Total Investments	4.00%
C000147403 | U.S. Treasury Bills9252138
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147403 | U.S. Treasury Bills9261603
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147403 | U.S. Treasury Bills9261606
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147403 | U.S. Treasury Inflation Protected Securities9261541
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147403 | U.S. Treasury Inflation Protected Securities9261625
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147403 | U.S. Treasury Inflation Protected Securities9261619
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147403 | U.S. Treasury Inflation Protected Securities9261628
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147403 | U.S. Treasury Inflation Protected Securities9261611
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147403 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000147403 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147403 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000147403 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147403 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147403 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000147403 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147403 | Written Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147403 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147403 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147403 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000109625 | U.S. Treasury Bill9262072
Holdings [Line Items]
Percent of Total Investments	1.30%
C000109625 | State Street Blackstone Senior Loan ETF9261666
Holdings [Line Items]
Percent of Total Investments	1.20%
C000109625 | Invesco Senior Loan ETF9261663
Holdings [Line Items]
Percent of Total Investments	0.60%
C000109625 | Johnson & Johnson9261758
Holdings [Line Items]
Percent of Total Investments	0.50%
C000109625 | Altria Group Inc9261675
Holdings [Line Items]
Percent of Total Investments	0.50%
C000109625 | DBS Group Holdings Ltd9262036
Holdings [Line Items]
Percent of Total Investments	0.50%
C000109625 | Novartis AG9261847
Holdings [Line Items]
Percent of Total Investments	0.50%
C000109625 | GSK PLC9261884
Holdings [Line Items]
Percent of Total Investments	0.50%
C000109625 | Bristol-Myers Squibb Co9261692
Holdings [Line Items]
Percent of Total Investments	0.40%
C000109625 | Merck & Co Inc9261777
Holdings [Line Items]
Percent of Total Investments	0.40%
C000109625 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109625 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109625 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109625 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000109625 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000109625 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109625 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109625 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109625 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000109625 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000109625 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000109625 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109625 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000109625 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109625 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000109625 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000109625 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109625 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109625 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000109625 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000147404 | U.S. Treasury Bill9262072
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147404 | State Street Blackstone Senior Loan ETF9261666
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147404 | Invesco Senior Loan ETF9261663
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147404 | Johnson & Johnson9261758
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147404 | Altria Group Inc9261675
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147404 | DBS Group Holdings Ltd9262036
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147404 | Novartis AG9261847
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147404 | GSK PLC9261884
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147404 | Bristol-Myers Squibb Co9261692
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147404 | Merck & Co Inc9261777
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147404 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147404 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147404 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147404 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000147404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000147404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147404 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147404 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147404 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000147404 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147404 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000147404 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000147404 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147404 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147404 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147404 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000109626 | U.S. Treasury Inflation Protected Securities9262791
Holdings [Line Items]
Percent of Total Investments	13.70%
C000109626 | U.S. Treasury Inflation Protected Securities9262797
Holdings [Line Items]
Percent of Total Investments	5.50%
C000109626 | U.S. Treasury Inflation Protected Securities9262786
Holdings [Line Items]
Percent of Total Investments	4.50%
C000109626 | U.S. Treasury Inflation Protected Securities9262788
Holdings [Line Items]
Percent of Total Investments	4.40%
C000109626 | U.S. Treasury Bills9252224
Holdings [Line Items]
Percent of Total Investments	4.20%
C000109626 | U.S. Treasury Inflation Protected Securities9262784
Holdings [Line Items]
Percent of Total Investments	3.50%
C000109626 | Exxon Mobil Corp9263228
Holdings [Line Items]
Percent of Total Investments	2.70%
C000109626 | U.S. Treasury Bills9252167
Holdings [Line Items]
Percent of Total Investments	1.50%
C000109626 | Chevron Corp9262918
Holdings [Line Items]
Percent of Total Investments	1.50%
C000109626 | Walmart Inc9264171
Holdings [Line Items]
Percent of Total Investments	1.20%
C000109626 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109626 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109626 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109626 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109626 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109626 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109626 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109626 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109626 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000109626 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109626 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109626 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109626 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000109626 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109626 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109626 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109626 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109626 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109626 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109626 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000109626 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109626 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109626 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000109626 | Foreign Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147405 | U.S. Treasury Inflation Protected Securities9262791
Holdings [Line Items]
Percent of Total Investments	13.70%
C000147405 | U.S. Treasury Inflation Protected Securities9262797
Holdings [Line Items]
Percent of Total Investments	5.50%
C000147405 | U.S. Treasury Inflation Protected Securities9262786
Holdings [Line Items]
Percent of Total Investments	4.50%
C000147405 | U.S. Treasury Inflation Protected Securities9262788
Holdings [Line Items]
Percent of Total Investments	4.40%
C000147405 | U.S. Treasury Bills9252224
Holdings [Line Items]
Percent of Total Investments	4.20%
C000147405 | U.S. Treasury Inflation Protected Securities9262784
Holdings [Line Items]
Percent of Total Investments	3.50%
C000147405 | Exxon Mobil Corp9263228
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147405 | U.S. Treasury Bills9252167
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147405 | Chevron Corp9262918
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147405 | Walmart Inc9264171
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147405 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147405 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147405 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147405 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000147405 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000147405 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147405 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147405 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147405 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147405 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147405 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147405 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147405 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000147405 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147405 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147405 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147405 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147405 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147405 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147405 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147405 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147405 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147405 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000147405 | Foreign Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109627 | Microsoft Corp9263684
Holdings [Line Items]
Percent of Total Investments	11.80%
C000109627 | NVIDIA Corp9263688
Holdings [Line Items]
Percent of Total Investments	9.30%
C000109627 | Broadcom Inc9263918
Holdings [Line Items]
Percent of Total Investments	3.20%
C000109627 | Walt Disney Co/The9263693
Holdings [Line Items]
Percent of Total Investments	1.70%
C000109627 | FHLMC9263768
Holdings [Line Items]
Percent of Total Investments	1.70%
C000109627 | Janus Henderson AAA CLO ETF9263831
Holdings [Line Items]
Percent of Total Investments	1.50%
C000109627 | U.S. Treasury Inflation Protected Securities9263835
Holdings [Line Items]
Percent of Total Investments	1.50%
C000109627 | U.S. Treasury Inflation Protected Securities9263837
Holdings [Line Items]
Percent of Total Investments	1.50%
C000109627 | U.S. Treasury Inflation Protected Securities9263840
Holdings [Line Items]
Percent of Total Investments	1.40%
C000109627 | U.S. Treasury Inflation Protected Securities9263842
Holdings [Line Items]
Percent of Total Investments	1.40%
C000109627 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000109627 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109627 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000109627 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109627 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109627 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000109627 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109627 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000109627 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147406 | Microsoft Corp9263684
Holdings [Line Items]
Percent of Total Investments	11.80%
C000147406 | NVIDIA Corp9263688
Holdings [Line Items]
Percent of Total Investments	9.30%
C000147406 | Broadcom Inc9263918
Holdings [Line Items]
Percent of Total Investments	3.20%
C000147406 | Walt Disney Co/The9263693
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147406 | FHLMC9263768
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147406 | Janus Henderson AAA CLO ETF9263831
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147406 | U.S. Treasury Inflation Protected Securities9263835
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147406 | U.S. Treasury Inflation Protected Securities9263837
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147406 | U.S. Treasury Inflation Protected Securities9263840
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147406 | U.S. Treasury Inflation Protected Securities9263842
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147406 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000147406 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147406 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000147406 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147406 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147406 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000147406 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147406 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000147406 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%